Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Sep. 01, 2012
(Columbia Small Cap Value Fund I - Class ABCIR) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class A Shares
Average Annual Return:
1 Year	(11.63%)
5 Years	(0.69%)
10 Years	6.81%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.66%)
5 Years	(1.44%)
10 Years	5.65%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.47%)
5 Years	(0.68%)
10 Years	5.61%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class B Shares
Average Annual Return:
1 Year	(11.20%)
5 Years	(0.55%)
10 Years	6.64%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class C Shares
Average Annual Return:
1 Year	(7.81%)
5 Years	(0.26%)
10 Years	6.64%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class I Shares
Average Annual Return:
1 Year	(5.82%)
5 Years	0.61%
10 Years	7.51%
(Columbia Small Cap Value Fund I - Class ABCIR) | Class R Shares
Average Annual Return:
1 Year	(6.38%)
5 Years	0.26%
10 Years	7.19%
(Columbia Small Cap Value Fund I - Class Y) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Columbia Small Cap Value Fund I - Class Y) | Class Y Shares
Average Annual Return:
1 Year	(5.80%)
5 Years	0.71%
10 Years	7.56%
(Columbia Small Cap Value Fund I - Class Y) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(6.95%)
5 Years	(0.08%)
10 Years	6.38%
(Columbia Small Cap Value Fund I - Class Y) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.62%)
5 Years	0.49%
10 Years	6.28%
(Columbia Small Cap Value Fund I - Class Z) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(Columbia Small Cap Value Fund I - Class Z) | Class Z Shares
Average Annual Return:
1 Year	(6.00%)
5 Years	0.75%
10 Years	7.73%
(Columbia Small Cap Value Fund I - Class Z) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.10%)
5 Years	(0.02%)
10 Years	6.56%
(Columbia Small Cap Value Fund I - Class Z) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.77%)
5 Years	0.53%
10 Years	6.43%